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                 COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

                             CLASS A, B AND C SHARES


                         SUPPLEMENT DATED April 12, 2005
                     TO THE PROSPECTUS DATED March 30, 2005



     The Fund is not offering Class B Shares at this time.